Non Current Assets and Disposal Groups for Sale (Tables)	12 Months Ended
Dec. 31, 2023
Non Current Assets and Disposal Groups for Sale [Abstract]
Schedule of Non-Current Assets Held for Sales	The non-current assets held for sales is as follows:
	As of December 31,
	2023	2022
	MCh$	MCh$
Assets received or awarded in lieu of payment
Assets received in lieu of payment	16,852	14,231
Assets awarded at judicial sale	25,637	22,573
Provision on assets received in lieu of payment or awarded	(26)	(1,182)
Subtotal	42,463	35,622
Non current assets held for sale
Assets recovered from leasing for sale	8,982	4,736
Subtotal	8,982	4,736

Total	51,445	40,358